SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Long-term restricted cash and time deposits	$ 252	$ 137
Capitalized software development costs, net	8,113	8,370	$ 9,706	$ 13,920
Deferred commissions	2,230	2,567
Long-term deferred cost of revenue	590	390
Long-term security deposits	128	132
Long-term prepaid expenses	954	0
Noncontrolling investments accounted under ASC 321	6,410	7,186
Other	218	353
Total other assets	$ 18,895	$ 19,135